Document and Entity Information	12 Months Ended
Apr. 12, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 4, 2012
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Dec 4, 2012
Document Effective Date	Dec 4, 2012
Prospectus Date	Apr 12, 2012

Martin Focused Value Fund

Supplement to the Prospectus and

Statement of Additional Information dated April 12, 2012

Supplement dated December 4, 2012

LOWER EXPENSE LIMITATION

Effective November 30, 2012, Martin Capital Management, LLC, the Fund's adviser, has contractually agreed to lower the Fund's expense cap, decreasing the amount of total annual fund operating expenses paid by Fund shareholders.

To reflect this new lower expense cap, the "Annual Fund Operating Expenses" table found in the "Summary Section" of the Fund's Prospectus is restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	NONE	0.25%
Other Expenses(1)	1.23%	1.38%

Total Annual Fund Operating Expenses	2.13%	2.53%
Fee Waiver/Expense Reimbursement(2)	-1.14%	-1.14%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.99%	1.39%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
(2)	Restated to reflect the new, lower expense cap effective November 30, 2012. The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses through June 30, 2015 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; Retail Class 12b-1 and administrative services fees and extraordinary litigation expenses) do not exceed 0.99% of the Fund's average daily net assets, subject to repayment within three fiscal years if the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated except by the Board of Trustees.

The following table replaces the "Expense Example" table found in the "Summary Section" of the Fund's Prospectus:

	One Year	Three Years
Institutional Class	$101	$315

Retail Class	$142	$440

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
Supplement [Text Block]	ust13_SupplementTextBlock

Martin Focused Value Fund

Supplement to the Prospectus and

Statement of Additional Information dated April 12, 2012

Supplement dated December 4, 2012

LOWER EXPENSE LIMITATION

Effective November 30, 2012, Martin Capital Management, LLC, the Fund's adviser, has contractually agreed to lower the Fund's expense cap, decreasing the amount of total annual fund operating expenses paid by Fund shareholders.

To reflect this new lower expense cap, the "Annual Fund Operating Expenses" table found in the "Summary Section" of the Fund's Prospectus is restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	NONE	0.25%
Other Expenses(1)	1.23%	1.38%

Total Annual Fund Operating Expenses	2.13%	2.53%
Fee Waiver/Expense Reimbursement(2)	-1.14%	-1.14%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.99%	1.39%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
(2)	Restated to reflect the new, lower expense cap effective November 30, 2012. The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses through June 30, 2015 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; Retail Class 12b-1 and administrative services fees and extraordinary litigation expenses) do not exceed 0.99% of the Fund's average daily net assets, subject to repayment within three fiscal years if the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated except by the Board of Trustees.

The following table replaces the "Expense Example" table found in the "Summary Section" of the Fund's Prospectus:

	One Year	Three Years
Institutional Class	$101	$315

Retail Class	$142	$440

Martin Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust13_SupplementTextBlock

Martin Focused Value Fund

Supplement to the Prospectus and

Statement of Additional Information dated April 12, 2012

Supplement dated December 4, 2012

LOWER EXPENSE LIMITATION

Effective November 30, 2012, Martin Capital Management, LLC, the Fund's adviser, has contractually agreed to lower the Fund's expense cap, decreasing the amount of total annual fund operating expenses paid by Fund shareholders.

To reflect this new lower expense cap, the "Annual Fund Operating Expenses" table found in the "Summary Section" of the Fund's Prospectus is restated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	NONE	0.25%
Other Expenses(1)	1.23%	1.38%

Total Annual Fund Operating Expenses	2.13%	2.53%
Fee Waiver/Expense Reimbursement(2)	-1.14%	-1.14%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.99%	1.39%

(1)	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
(2)	Restated to reflect the new, lower expense cap effective November 30, 2012. The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses through June 30, 2015 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; Retail Class 12b-1 and administrative services fees and extraordinary litigation expenses) do not exceed 0.99% of the Fund's average daily net assets, subject to repayment within three fiscal years if the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated except by the Board of Trustees.

The following table replaces the "Expense Example" table found in the "Summary Section" of the Fund's Prospectus:

	One Year	Three Years
Institutional Class	$101	$315

Retail Class	$142	$440

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
Martin Focused Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
One Year	rr_ExpenseExampleYear01	101
Three Years	rr_ExpenseExampleYear03	315
Martin Focused Value Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[2]
One Year	rr_ExpenseExampleYear01	142
Three Years	rr_ExpenseExampleYear03	440

[1]	Because the Fund is new, these expenses are based on estimated amounts for the current fiscal year.
[2]	Restated to reflect the new, lower expense cap effective November 30, 2012. The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses through June 30, 2015 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; Retail Class 12b-1 and administrative services fees and extraordinary litigation expenses) do not exceed 0.99% of the Fund's average daily net assets, subject to repayment within three fiscal years if the Fund is able to make the repayment without exceeding the expense limitation. This expense cap may not be terminated except by the Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 4, 2012